PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2014
PARENT COMPANY CONDENSED FINANCIAL STATEMENTS
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

	December 31,
	2014	2013
ASSETS
Cash and cash equivalents	$2,412	$5,616
Investment in bank subsidiary	30,867	28,204
Other	1,469	1,249

	$34,748	$35,069

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$1,535	$685
Stockholders’ equity	33,213	34,384

	$34,748	$35,069

Schedule of condensed statements of operations

CONDENSED STATEMENTS OF OPERATIONS

	December 31,
	2014	2013
Income
Interest on deposits in financial institution	$11	$2
Interest on ESOP loan	35	9
	46	11
Other expenses
Other operating expenses	281	84

Loss before income taxes and equity in undistributed earnings	(235)	(73)

Income tax benefit	204	—

Loss before equity in undistributed income of bank subsidiary	(31)	(73)

Undistributed income from bank subsidiary	2,133	976

Net income	$2,102	$903

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2014	2013
Operating activities
Net income	$2,102	$903
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in undistributed income of bank subsidiary	(2,133)	(976)
Change in other assets and liabilities	(223)	14
Net cash used in operating activities	(254)	(59)

Investing activities
Capital distribution to Bank	—	(6,393)
ESOP loan disbursement and repayment, net	50	(1,081)
Net cash provided (used) in investing activities	50	(7,474)

Financing activities
Net Proceeds from stock offering	—	12,849
Repurchase of common stock	(2,041)	(7)
Dividends paid on common stock	(959)	—
Net cash provided (used) in financing activities	(3,000)	12,842

Net change in cash and cash equivalents	(3,204)	5,309

Cash and cash equivalents at beginning of year	5,616	307

Cash and cash equivalents at end of year	$2,412	$5,616